Marketable debt securities - Changes in financial liabilities at fair value (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,259,588
Financial liabilities at end of period	1,299,114	$ 1,259,588
Debt instruments
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	103,062
Financial liabilities at end of period	114,457	103,062
Debt instruments | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	4,750	10,504
Issues	983	1,243
Redemptions	(2,914)	(6,715)
Changes in fair value recognized in profit or loss	427	(282)
Financial liabilities at end of period	3,246	4,750
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	5,376
Financial liabilities at end of period	4,797	5,376
Structured bank bonds | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	983	1,243
Redemptions	(2,914)	(6,715)
Parent [member] | Debt instruments | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	983	1,243
Redemptions	$ (2,914)	$ (6,715)